ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of analysis of other comprehensive income by item [abstract]
Schedule of accumulated other comprehensive income (loss)	Attributable to Limited Partners

US$ MILLIONS	Revaluation Surplus	Foreign Currency Translation	Net Investment Hedges	Cash Flow Hedges	Marketable Securities	Unrealized Actuarial (Losses) Gains	Equity accounted investments	Accumulated Other Comprehensive Income
Balance at December 31, 2021	$673	$(1,463)	$27	$56	$125	$(10)	$915	$323
Other comprehensive income (loss)	101	(285)	88	31	—	13	289	237
Other items(1)	—	7	—	—	—	—	(86)	(79)
Balance at December 31, 2022	$774	$(1,741)	$115	$87	$125	$3	$1,118	$481
Other comprehensive income (loss)	144	190	(12)	(48)	—	(3)	(52)	219
Equity issuance(2)	(15)	36	(2)	(3)	(3)	(1)	(17)	(5)
Other items	—	—	—	—	—	—	(19)	(19)
Balance at December 31, 2023	$903	$(1,515)	$101	$36	$122	$(1)	$1,030	$676

(b)Attributable to General Partner

US$ MILLIONS	Revaluation Surplus	Foreign Currency Translation	Net Investment Hedges	Cash Flow Hedges	Marketable Securities	Unrealized Actuarial Gains	Equity accounted investments	Accumulated Other Comprehensive Income
Balance at December 31, 2021	$4	$(8)	$—	$—	$1	$—	$5	$2
Other comprehensive (loss) income	—	(1)	—	—	—	—	1	—
Balance at December 31, 2022	$4	$(9)	$—	$—	$1	$—	$6	$2
Other comprehensive income	1	1	—	—	—	—	—	2
Equity issuance(2)	—	(1)	1	—	—	—	—	—
Balance at December 31, 2023	$5	$(9)	$1	$—	$1	$—	$6	$4
(c)Attributable to Non-controlling interest—Redeemable Partnership Units held by Brookfield

US$ MILLIONS	Revaluation Surplus	Foreign Currency Translation	Net Investment Hedges	Cash Flow Hedges	Marketable Securities	Unrealized Actuarial (Losses) Gains	Equity accounted investments	Accumulated Other Comprehensive Income
Balance at December 31, 2021	$283	$(616)	$12	$24	$53	$(6)	$387	$137
Other comprehensive income (loss)	43	(112)	37	12	—	5	122	107
Other items(1)	—	2	—	—	—	—	(36)	(34)
Balance at December 31, 2022	$326	$(726)	$49	$36	$53	$(1)	$473	$210
Other comprehensive income (loss)	60	79	(6)	(20)	—	(1)	(22)	90
Equity issuance(2)	(14)	23	(2)	(1)	(3)	2	(19)	(14)
Other items	—	—	—	—	—	—	(9)	(9)
Balance at December 31, 2023	$372	$(624)	$41	$15	$50	$—	$423	$277
(d) Attributable to Non-controlling interest—BIPC exchangeable shares

US$ MILLIONS	Revaluation Surplus	Foreign Currency Translation	Net Investment Hedges	Cash Flow Hedges	Marketable Securities	Unrealized Actuarial (Losses) Gains	Equity accounted investments	Accumulated Other Comprehensive Income
Balance at December 31, 2021	$161	$(351)	$7	$13	$30	$(2)	$219	$77
Other comprehensive income (loss)	25	(65)	21	7	—	3	69	60
Other items(1)	—	1	—	—	—	—	(20)	(19)
Balance at December 31, 2022	$186	$(415)	$28	$20	$30	$1	$268	$118
Other comprehensive income (loss)	41	55	(3)	(14)	—	(1)	(16)	62
Equity issuance(2)	30	(64)	4	4	5	(1)	41	19
Other items	—	—	—	—	—	—	(4)	(4)
Balance at December 31, 2023	$257	$(424)	$29	$10	$35	$(1)	$289	$195
(e) Attributable to Non-controlling interest—Exchangeable units(3)

US$ MILLIONS	Revaluation Surplus	Foreign Currency Translation	Net Investment Hedges	Cash Flow Hedges	Marketable Securities	Unrealized Actuarial Gains	Equity accounted investments	Accumulated Other Comprehensive Income
Balance at December 31, 2021	$10	$(24)	$1	$1	$1	$—	$15	$4
Other comprehensive income (loss)	1	(4)	1	—	—	—	4	2
Balance at December 31, 2022	$11	$(28)	$2	$1	$1	$—	$19	$6
Other comprehensive income (loss)	2	1	—	(1)	—	—	1	3
Equity issuance(2)	(1)	9	(1)	—	—	—	(7)	—
Other items	—	—	—	—	—	—	—	—
Balance at December 31, 2023	$12	$(18)	$1	$—	$1	$—	$13	$9

(1) In relation to the disposition of a 49% interest in its North American container terminal operation, $142 million of accumulated other comprehensive income (net of tax) of revaluation surplus gains were reclassified from accumulated other comprehensive income directly to retained earnings and recorded within Other items on the Consolidated Statements of Partnership Capital. Refer to Note 12, Investments in Associates and Joint Ventures, for further details.
(2)In relation to the issuance of BIPC exchangeable shares, accumulated other comprehensive income was reallocated between all components of equity. Refer to Note 27, Partnership Capital, for further details.
(3)Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.